Quarterly Holdings Report
for
Fidelity® Maryland Municipal Income Fund
May 31, 2026
SMD-NPRT3-0726
1.802198.122
Municipal Securities - 94.4%
	Principal Amount (a)	Value ($)
District Of Columbia,Maryland,Virginia - 1.5%
Special Tax - 1.5%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2033	2,000,000	2,040,482
Washington Metropolitan Area Transit Authority Series 2021 A, 3% 7/15/2036	400,000	372,913
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		2,413,395
Guam - 1.0%
Special Tax - 0.6%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2031	825,000	879,637
Water & Sewer - 0.4%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2032	640,000	696,123
TOTAL GUAM		1,575,760
Maryland - 90.8%
Education - 5.2%
Maryland Economic Dev Corp St (Morgan State Univ MD Academic & Aux Facs Fees Rev Proj.) 5.75% 7/1/2053	1,000,000	1,047,877
Maryland Economic Dev Corp St (Morgan State Univ MD Academic & Aux Facs Fees Rev Proj.) Series 2025A, 5% 7/1/2045 (Assured Guaranty Inc Insured)	1,325,000	1,394,963
Maryland Economic Dev Corp St (Towson University Student Housing Proj.) 5% 7/1/2026	350,000	350,347
Maryland Economic Dev Corp St (Towson University Student Housing Proj.) 5% 7/1/2036	500,000	503,451
Maryland Economic Dev Corp St (Umbc Stud Hsg Proj.) 5% 7/1/2028 (Assured Guaranty Inc Insured)	350,000	350,604
Maryland Economic Dev Corp St (Umbc Stud Hsg Proj.) 5% 7/1/2029 (Assured Guaranty Inc Insured)	700,000	701,192
Maryland Economic Dev Corp St (Umd Stud Hsg Proj.) 5% 6/1/2043 (Assured Guaranty Inc Insured)	575,000	575,381
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	1,000,000	1,003,227
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2039	475,000	457,101
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2040	500,000	472,588
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2055	500,000	421,554
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2026	300,000	300,000
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2027	205,000	205,123
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2028	310,000	310,129
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2029	350,000	350,137
TOTAL EDUCATION		8,443,674
General Obligations - 36.3%
Allegany Cnty MD Gen. Oblig. Series 2020, 2% 7/15/2033	250,000	217,888
Allegany Cnty MD Gen. Oblig. Series 2020, 2% 7/15/2040	545,000	408,303
Allegany Cnty MD Gen. Oblig. Series 2020, 2% 7/15/2041	555,000	407,354
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,300,000	1,233,748
Anne Arundel Cnty MD Gen. Oblig. Series 2025, 5% 10/1/2045	1,000,000	1,086,927
Baltimore Cnty MD 5% 3/1/2041	1,500,000	1,677,859
Baltimore Cnty MD Gen. Oblig. 5% 3/1/2042	2,000,000	2,244,423
Baltimore Cnty MD Gen. Oblig. Series 2017, 5% 11/1/2028	250,000	264,612
Baltimore Cnty MD Gen. Oblig. Series 2019, 4% 11/1/2033	1,805,000	1,861,496
Baltimore Cnty MD Gen. Oblig. Series 2019, 5% 3/1/2032	20,000	21,213
Baltimore Cnty MD Gen. Oblig. Series 2020, 5% 3/1/2028	555,000	578,655
Baltimore Cnty MD Gen. Oblig. Series 2020, 5% 3/1/2031	10,000	10,843
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	1,000,000	956,214
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2039	3,220,000	3,000,088
Baltimore Cnty MD Gen. Oblig. Series 2024A, 5% 7/1/2027	1,790,000	1,837,213
Baltimore Cnty MD Gen. Oblig. Series 2024A, 5% 7/1/2028	1,000,000	1,050,775
Baltimore Cnty MD Series 2024, 5% 2/1/2041	100,000	110,871
Calvert Cnty MD Gen. Oblig. Series 2020, 2% 7/1/2037	180,000	146,234
Calvert Cnty MD Gen. Oblig. Series 2020, 2% 7/1/2040	285,000	217,282
Calvert Cnty MD Gen. Oblig. Series 2020, 2.125% 7/1/2042	200,000	148,446
Calvert Cnty MD Gen. Oblig. Series 2020, 2.25% 7/1/2045	315,000	220,363
Charles Cnty MD Gen. Oblig. Series 2017, 2.8% 10/1/2031	1,105,000	1,075,752
Charles Cnty MD Gen. Oblig. Series 2017, 2.9% 10/1/2032	2,035,000	1,974,666
Charles Cnty MD Gen. Oblig. Series 2019, 3% 10/1/2033	1,000,000	992,717
Charles Cnty MD Gen. Oblig. Series 2020, 1.625% 10/1/2033	2,505,000	2,158,136
Charles Cnty MD Gen. Oblig. Series 2020, 2% 10/1/2037	630,000	508,770
Charles Cnty MD Gen. Oblig. Series 2020, 2% 10/1/2038	645,000	511,207
Charles Cnty MD Gen. Oblig. Series 2020, 2% 10/1/2039	655,000	507,743
Charles Cnty MD Gen. Oblig. Series 2020, 2% 10/1/2040	670,000	507,565
Charles Cnty MD Gen. Oblig. Series 2020, 2% 10/1/2041	475,000	352,370
Charles Cnty MD Gen. Oblig. Series 2020, 2.125% 10/1/2042	485,000	358,807
Charles Cnty MD Gen. Oblig. Series 2020, 2.125% 10/1/2043	495,000	358,788
City of Baltimore MD Gen. Oblig. Series 2020A, 4% 10/15/2033	2,005,000	2,063,486
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2036	1,565,000	1,727,899
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2037	15,000	16,486
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.5% 10/1/2033	2,000,000	1,697,099
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.75% 10/1/2036	3,000,000	2,413,517
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.75% 10/1/2037	2,000,000	1,569,852
Harford Cnty MD Series 2018, 2.85% 9/15/2031	1,820,000	1,781,219
Harford Cnty MD Series 2018, 2.95% 9/15/2032	1,045,000	1,032,355
Harford Cnty MD Series 2018, 3.05% 9/15/2034	260,000	258,897
Harford Cnty MD Series 2018, 3.15% 9/15/2036	670,000	644,900
Howard Cnty MD 5% 8/15/2036	490,000	558,340
Howard Cnty MD 5% 8/15/2037	545,000	617,425
Howard Cnty MD Gen. Oblig. Series 2021 A, 2% 8/15/2034	750,000	650,484
Howard Cnty MD Hsg Comm Lease Rev (Howard Cnty MD Proj.) 2% 6/1/2039	755,000	592,982
Maryland St Edc Lease Rev (State of Maryland Proj.) 5% 6/1/2052	435,000	449,739
Maryland St Stad Auth Lease Rv (State of Maryland Proj.) Series 2019 C, 3% 12/15/2034	545,000	522,884
Montgomery Cnty MD Gen. Oblig. Series 2019 A, 4% 11/1/2033	3,000,000	3,093,899
Prince Georges County MD Gen. Oblig. Series 2018 A, 5% 7/15/2027	760,000	781,188
Prince Georges County MD Gen. Oblig. Series 2020 A, 5% 7/15/2034	1,010,000	1,054,702
Prince Georges County MD Gen. Oblig. Series 2020 B, 5% 9/15/2028	480,000	506,642
Prince Georges County MD Gen. Oblig. Series 2021 A, 2% 7/1/2035	1,000,000	850,087
Prince Georges County MD Series 2019 A, 5% 7/15/2028	285,000	299,725
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 4% 10/1/2039	1,205,000	1,221,581
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 4% 10/1/2040	1,255,000	1,272,255
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) Series 2018, 5% 10/1/2048	2,100,000	2,141,656
Salisbury MD Gen. Oblig. 3% 9/1/2030	305,000	303,300
St Marys Cnty MD Gen. Oblig. Series 2021, 2% 5/1/2036	780,000	636,710
State of Maryland Gen. Oblig. Series 2016, 3% 6/1/2031	1,085,000	1,079,380
Washington Suburban Sanitary Dist MD Series 2020, 2% 12/1/2039	1,000,000	769,552
Washington Suburban Sanitary Dist MD Series 2021, 2.125% 6/1/2037	2,000,000	1,659,804
TOTAL GENERAL OBLIGATIONS		59,275,373
Health Care - 17.8%
Baltimore Cnty MD Crest Vlg (Oak Crest Village Inc Proj.) 4% 1/1/2045	1,750,000	1,631,826
Baltimore Cnty MD Crest Vlg (Oak Crest Village Inc Proj.) 4% 1/1/2050	2,400,000	2,089,021
Baltimore Cnty MD Crest Vlg (Riderwood Vlg Inc Proj.) 4% 1/1/2032	700,000	713,421
Baltimore Cnty MD Crest Vlg (Riderwood Vlg Inc Proj.) 4% 1/1/2033	1,200,000	1,220,120
Baltimore Cnty MD Crest Vlg (Riderwood Vlg Inc Proj.) 4% 1/1/2035	1,230,000	1,243,727
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2020, 4% 7/1/2045	750,000	668,419
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2020, 4% 7/1/2050	1,000,000	842,728
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2039	1,000,000	1,054,925
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 2.5% 7/1/2051	5,000,000	3,153,897
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	1,000,000	727,578
Maryland Health & Higher Educational Facilities Authority (MedStar Health Inc Proj.) Series 2026A, 5.25% 8/15/2051	1,500,000	1,564,355
Maryland St Hlth & HI Ed Facs (Adventist Health Mid Atlantic Proj.) 5.5% 1/1/2031	1,500,000	1,515,599
Maryland St Hlth & HI Ed Facs (Lifebridge Health Proj.) Series 2016, 5% 7/1/2031	500,000	500,913
Maryland St Hlth & HI Ed Facs (Luminis Health Proj.) Series 2017A, 5% 7/1/2028	520,000	528,379
Maryland St Hlth & HI Ed Facs (Luminis Health Proj.) Series 2017A, 5% 7/1/2030	850,000	861,581
Maryland St Hlth & HI Ed Facs (Luminis Health Proj.) Series 2017A, 5% 7/1/2031	1,400,000	1,418,560
Maryland St Hlth & HI Ed Facs (Luminis Health Proj.) Series 2017A, 5% 7/1/2032	290,000	293,423
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2015, 4% 8/15/2045	320,000	302,005
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	2,175,000	2,110,344
Maryland St Hlth & HI Ed Facs (Tidalhealth Proj.) 5% 7/1/2034	1,000,000	1,043,873
Maryland St Hlth & HI Ed Facs (Tidalhealth Proj.) 5% 7/1/2035	1,000,000	1,040,102
Maryland St Hlth & HI Ed Facs (Univ of Maryland Med Sys, MD Proj.) 5% 7/1/2031	2,200,000	2,202,003
Maryland St Hlth & HI Ed Facs (UPMC Proj.) 5% 4/15/2034	1,010,000	1,070,893
Maryland St Hlth & HI Ed Facs (UPMC Proj.) 5% 4/15/2035	1,000,000	1,055,156
Maryland St Hlth & HI Ed Facs (UPMC Proj.) Series 2020 B, 3.5% 4/15/2050	265,000	210,623
TOTAL HEALTH CARE		29,063,471
Housing - 5.2%
Maryland Community Development Administration (Residential Revenue Bonds Proj) 5% 3/1/2030	700,000	733,013
Maryland Community Development Administration (Residential Revenue Bonds Proj) 5% 3/1/2031	1,150,000	1,213,553
Maryland Community Development Administration (Residential Revenue Bonds Proj) 5% 9/1/2029	550,000	580,941
Maryland Community Development Administration (Residential Revenue Bonds Proj) Series 2021 B, 3% 9/1/2051	825,000	812,587
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	515,000	513,384
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	245,000	245,621
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2020 A, 2.5% 9/1/2040	1,000,000	816,874
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2020 A, 2.6% 3/1/2042	3,490,000	2,768,212
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2020 D, 2.1% 9/1/2040	600,000	468,284
Montgomery Cnty MD Hsg Opptys Commn Rev Series 2023 C, 5.75% 1/1/2058	500,000	540,827
TOTAL HOUSING		8,693,296
Special Tax - 9.7%
Baltimore Hotel Corp 5% 9/1/2032	1,500,000	1,514,063
City of Baltimore MD (Baltimore Tif Res Ph1 Proj.) 5% 9/1/2038	1,650,000	1,664,143
Maryland St Dept Transn Cons Series 2019, 2.125% 10/1/2031	690,000	644,457
Maryland St Dept Transn Cons Series 2019, 2.5% 10/1/2033	1,010,000	942,134
Maryland St Dept Transn Cons Series 2021 A, 2% 10/1/2034	2,225,000	1,939,684
Maryland St Dept Transn Cons Series 2021 A, 3% 10/1/2032	740,000	735,367
Maryland St Stad Auth Rev (Baltimore City MD Stadium Auth Proj.) Series 2016, 5% 5/1/2030	1,715,000	1,716,847
Maryland St Stad Auth Rev (Baltimore City MD Stadium Auth Proj.) Series 2018 A, 5% 5/1/2036	1,580,000	1,632,383
State of Maryland Built to Learn Revenue Series 2021, 2.75% 6/1/2051	1,725,000	1,184,320
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	1,000,000	962,051
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2051	1,000,000	916,543
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2036	1,875,000	1,930,569
TOTAL SPECIAL TAX		15,782,561
Transportation - 9.3%
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 6/30/2037 (c)	2,465,000	2,577,465
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5.25% 6/30/2055 (c)	1,000,000	1,000,801
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 4% 8/1/2051 (c)	2,005,000	1,786,782
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2046 (c)	2,000,000	2,042,155
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2029	1,850,000	1,916,950
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2019 A, 5% 6/1/2044 (c)	500,000	508,099
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2019 A, 5% 6/1/2049 (c)	1,000,000	1,005,718
Maryland St Transn Auth 2.5% 7/1/2047	2,000,000	1,430,440
Maryland St Transn Auth 3% 7/1/2037	1,620,000	1,486,605
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2027 (c)	200,000	203,353
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2028 (c)	630,000	650,334
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2029 (c)	585,000	612,020
TOTAL TRANSPORTATION		15,220,722
Water & Sewer - 7.3%
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2022A, 5% 7/1/2029	500,000	534,356
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2014A, 5% 7/1/2033	3,000,000	3,002,714
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 D, 5% 7/1/2031	5,260,000	5,315,014
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 5% 7/1/2030	310,000	337,390
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 5% 7/1/2050	2,490,000	2,537,076
Baltimore MD Proj Rev Series 2019A, 5% 7/1/2031	250,000	266,580
TOTAL WATER & SEWER		11,993,130
TOTAL MARYLAND		148,472,227
Puerto Rico - 0.6%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	505,310	368,241
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	185,000	194,407
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	445,000	481,692
TOTAL PUERTO RICO		1,044,340
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2033	275,000	302,718
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2042	430,000	463,588
TOTAL VIRGIN ISLANDS		766,306
TOTAL MUNICIPAL SECURITIES (Cost $154,672,925)		154,272,028

Money Market Funds - 4.4%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (d)(e) (Cost $7,256,514)	2.01	7,255,063	7,256,514

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $161,929,439)	161,528,542
NET OTHER ASSETS (LIABILITIES) - 1.2%	1,919,733
NET ASSETS - 100.0%	163,448,275

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	-	18,720,196	11,463,682	75,460	-	-	7,256,514	7,255,063	0.2%
Total	-	18,720,196	11,463,682	75,460	-	-	7,256,514

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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